Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Basis of Presentation
a.	Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of Consolidation
b.	Basis of consolidation

The Company consolidates all entities in which it has control. In addition, the Company reviews its relationships with other entities to assess if it is the primary beneficiary of a variable interest entity. If the determination is made that it is the primary beneficiary, then that entity is consolidated. In fiscals 2011, 2012 and 2013, the Company was not the primary beneficiary of any variable interest entity. Inter-company transactions, balances and unrealized profits and losses on such transactions are eliminated on consolidation.

Investments in Equity Method Investee
c.	Investments in equity method investee

Investments in entities where the Company has significant influence, generally where the Company controls between 20% and 50% of the voting stocks of such entities, are accounted for using the equity method. Investments in equity method investees are initially recorded at cost and is adjusted in subsequent periods to reflect the Company’s share of earnings or loss of the equity method investee and any impairment. The Company’s equity in net loss of equity method investees in excess of the equity ownership interest is recognized in the statement of operations as an adjustment to other investments.

Use of Estimates
d.	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these consolidated financial statements that are susceptible to change as more information becomes available include allowances for uncollectible accounts receivable and other current assets, useful lives of property, plant and equipment and intangible assets, residual values of property, plant and equipment, asset retirement obligations, retirement benefits, impairment of goodwill, intangible assets, property, plant and equipment and income taxes including valuation of deferred tax assets.

Business Combination
e.	Business Combination

Business combination transactions in which the Company obtains control over one or more businesses are accounted under the acquisition method. Identifiable assets acquired and liabilities assumed, and non-controlling interests are recognized at acquisition date fair values. Previously held interests in the acquiree are remeasured to fair value at the acquisition date and any resulting gain or loss is recognized in earnings. Goodwill represents the excess of aggregate of the consideration transferred, fair value of the non-controlling interest and in a business combination achieved in stages, the acquisition-date fair value of the Company’s previously held equity interest in the acquiree over the fair value of the assets acquired and liabilities assumed.

Cash and Cash Equivalents
f.	Cash and cash equivalents

Cash and cash equivalents represents cash on hand and held with banks including demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less.

Investments
g.	Investments

Investments in securities with readily determinable market values are classified as available-for-sale securities and recorded at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income. Realized gains and losses on sale of securities are recorded on the trade date and the cost in respect of available-for-sale securities sold is determined on a weighted average basis.

Equity securities that do not have readily determinable fair values are recorded at original cost. Fair values of these securities are not estimated if there are no events or changes in circumstances that may have a significant effect on the carrying amount. Other than temporary declines in fair values below cost are reflected in earnings as realized loss.

The Company has not classified any securities as trading or held to maturity.

Accounts Receivable
h.	Accounts receivable

Accounts receivable are stated at their expected realizable values, net of allowances for uncollectible receivables. Accounts receivable and payable are disclosed on a net basis where a legal right of set-off exists. These payables and receivables are generally settled on a net basis.

Allowances for accounts receivables are provided when collection is not probable based on current information and historical experience, including the current creditworthiness of each customer. Account balances are generally written off against the allowance only after all means of collection have been exhausted and the potential for recovery is considered remote.

Goodwill
i.	Goodwill

Goodwill is assessed for impairment on an annual basis on March 31 or earlier when events or circumstances indicate that the carrying amount of goodwill exceeds its implied fair value.

Goodwill impairment assessment is a two-step test. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment loss amount, if any. However, if the carrying amount of a reporting unit is zero or negative, the second step of the impairment test shall be performed to measure the amount of impairment loss, if any, when it is more likely than not that a goodwill impairment exists.

The Company uses an income-based valuation approach to determine the fair value of the reporting unit by estimating the present value of future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates, anticipated future economic and regulatory conditions and availability of necessary technology and network infrastructure.

When required to perform the second step, the Company compares the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount exceeds the implied fair value, an impairment loss equal to that excess amount is recognized, not to exceed the goodwill carrying amount. The Company determines the implied fair value of goodwill for a reporting unit by assigning the fair value of the reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of the goodwill. This assignment process is only for purposes of testing goodwill impairment and the Company does not adjust the carrying amounts of the recognized assets and liabilities (other than goodwill, if appropriate) or recognize previously unrecognized intangible assets in the consolidated balance sheet as a result of this assignment process.

Intangible Assets
j.	Intangible assets

The Company’s intangible assets include customer relationships, computer software, licenses, favorable leases and brand. Costs incurred on application development of internal use computer software are capitalized. Capitalization is commenced when the preliminary stage is complete, funding is committed, and it is probable that the project will be completed and the software will perform the function intended. Upgrades and enhancements that result in additional functionality are capitalized. Costs of ongoing maintenance, support and training activities are expensed as incurred. Customer relationships, computer software and favorable lease are amortized using the straight-line method, over the following estimated economic useful lives:

Years
Customer relationships	7 to 10
Computer software	3 to 8
Licenses	License term
Favorable Lease	Period of Lease
Brand	Indefinite

Property, Plant and Equipment
k.	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes purchase price, taxes and duties, installation expenses, interest cost and other direct costs incurred till the date the asset is available for use. Interest incurred for constructed asset is capitalised up to the date the asset is ready for its intended use based on the weighted average rate of all borrowings. The cost of construction in progress is transferred to the appropriate asset category, when construction is complete and the asset is available for use.

Property, plant and equipment includes intangible assets in the nature of indefeasible rights of use (“IRU’s”) for international and domestic telecommunication circuits, which the Company acquires from time to time. IRU arrangements under which the Company has the right to exclusively use a substantial portion of the capacity in the cables for substantially all of the economic lives of the cables are capitalized as intangible assets. The Company has the obligation for costs of operations, maintenance and administration, and has the risk of obsolescence during the contract period.

Depreciation is charged on a straight-line basis over the estimated useful economic lives of property, plant and equipment. Land is not depreciated. The estimated useful economic lives are as follows:

Years
Leasehold improvements	Lesser of useful life or term of lease
Buildings	12 to 58
Plant and machinery	2 to 20
Computers	3 to 8
Motor vehicles	3 to 5
Furniture and fixtures	3 to 15

Cables under IRU arrangements are amortized on a straight-line basis over the useful life of the cable or the contracted period of right to use, whichever is lower.

Asset Retirement Obligation
l.	Asset retirement obligation

The Company’s asset retirement obligations relate to the costs associated with the removal of long-lived assets when they will be retired. The Company records a liability at the estimated current fair value of the costs associated with the removal obligations. The fair value of a liability for asset retirement obligation is recognized if a reasonable estimate of the fair value can be made. The liability for asset retirement cost is capitalized by increasing the carrying amount of the related long-lived asset and is depreciated over its useful life. The estimated removal liabilities are based on historical cost information, industry factors and engineering estimates. The Company measures changes in liability for an asset retirement obligation due to passage of time by applying an interest method of allocation to the amount of the liability at the beginning of the period. The interest rate used to measure that change is the credit-adjusted risk-free rate that existed when the liability was initially measured. That accretion is recognized as an increase in the carrying amount of the liability and as an expense classified as interest expense in the statement of operations.

Impairment of Long-Lived Assets
m.	Impairment of long-lived assets

The Company evaluates the carrying amount of its long-lived assets for impairment whenever events or circumstances indicate the carrying amount of such assets may not be recoverable. The Company subjects such assets to a test of recoverability based on the undiscounted cash flows from use or disposition of such assets. If the carrying amount of the asset exceeds the undiscounted cash flows, the Company recognizes an impairment loss measured as the amount by which the carrying amount of the long-lived asset exceeds the fair value.

Derivative Financial Instruments
n.	Derivative financial instruments

The Company uses derivative financial instruments such as forward exchange contracts and derivative instruments such as cross currency swap contracts to mitigate the risk of changes in foreign exchange rates. The Company is also exposed to market risks associated with changes in interest rates. The Company uses derivative instruments such as interest rate swaps to manage its exposure to interest rate movements relating to its variable-rate long-term debts. The counterparty to these contracts is generally a bank.

In respect of cash flow and net investment hedges, the Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.

The Company formally assesses, both at the hedge’s inception and on a quarterly basis, whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the cash flows and in the fair values of the hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not, or has ceased to be, highly effective as a hedge, the Company discontinues hedge accounting prospectively.

Derivative instruments are recorded at fair value on the balance sheet. The effective portion of the change in the fair value of a derivative that is designated as a cash flow hedge is recorded in accumulated other comprehensive income. When the hedged item affects earnings the gain or loss included in accumulated other comprehensive income is reported on the same line in the consolidated statements of operations as the hedged item. In addition, both the fair value of changes excluded from the Company’s effectiveness assessments and the ineffective portion of the changes in the fair value of derivatives used as cash flow hedges are reported in interest expense line in the consolidated statements of operations.

When hedge accounting is discontinued, the derivative is adjusted for changes in fair value through earnings. For cash flow hedges, gains and losses that were deferred in accumulated other comprehensive income as a component of shareholders’ equity in connection with hedged assets or liabilities will be recognized in interest expense in the same period the hedged item affects earnings.

Gains and losses on hedging instruments designated as hedges of the net investments in foreign operations are recognised in foreign currency translation reserve included in accumulated other comprehensive income to the extent that the hedging relationship is effective. In addition, both the fair value of changes excluded from the Company’s effectiveness assessments and the ineffective portion of the changes in the fair value of derivatives used as net investment hedges are reported in other non-operating income/loss in the consolidated statement of operations. Gains and losses accumulated in the other comprehensive income are included in the statement of operations when the foreign operation is disposed off.

Changes in fair value of derivative instruments that are not designated as a hedge are recorded immediately in other non-operating income/expense.

Revenue Recognition
o.	Revenue recognition

Revenues from voice, data and mobile roaming services are recognized based on usage when the minutes of voice calls are processed or data transmitted, based on contracted rates. Capacity contracts which convey the right to use a specified capacity on an identified fiber for a stated period of time, which is substantially lower than its economic useful life are classified as operating lease arrangements. These contracts typically range for a period between one and three years. Capacity contracts which do not convey the right to use a specified capacity on an identified fiber cable are accounted as service arrangements. Revenues from capacity contracts under operating lease and service arrangements are recognized on a straight line basis over the period of the contracts. Amounts received in advance for any services are recorded as deferred revenue. In the event that a customer terminates an IRU prior to the expiry of the contract and releases the Company from the obligation to provide future services, the remaining unamortized deferred revenue is recognized in the period the contract is terminated. Revenues from internet services are recognized based on usage by subscribers/ customers.

Revenue from sale of software licenses not requiring significant production, modification or customization is recognized, when delivery has occurred, the fee is fixed, collectability is probable and the Company does not have any remaining obligation.

Revenue is recognized when collectability is reasonably assured. The Company evaluates collectability assessing a number of factors including credit worthiness and past transaction history of customers.

Non-Monetary Transactions
p.	Non-monetary transactions

Exchange of network capacities with other telecommunication service providers are recorded as non-monetary transactions and measured at the carrying amount of the capacities relinquished, as these exchanges are for similar productive assets used to provide telecommunication services to customers.

Cost Recognition
q.	Cost recognition

Cost and expenses are recognized as incurred and are classified according to their functions as follows:

Network and transmission costs

Network and transmission costs primarily include interconnect charges paid or payable to domestic and foreign carriers for the termination of voice and data traffic, costs related to satellite, terrestrial and subsea leased circuits for the network backbone.

License fees

License fees are payable to the Department of Telecommunication (DoT), GOI for international long distance (“ILD”), national long distance (“NLD”) and internet service provider (“ISP”) licenses and are computed in accordance with the respective license fee agreements. In South Africa, the Company holds an electronic communications service (ECS) and electronic communications network service (ECNS) licenses. The Company additionally holds satellite hub ground station, satellite uplinking and various radio frequency spectrum licenses in South Africa and has access to a number of International Submarine Cable landing stations through its ECNS license issued by ICASA.

Operating costs

Operating costs primarily include employee compensation and other related costs, outsourced manpower costs, repairs and maintenance, utilities, advertising and marketing, legal and professional fees, allowances for uncollectible accounts receivables and other current assets, travel, insurance and other administrative costs.

Compensated Absences
r.	Compensated absences
The Company provides for the cost of vacation earned based on the number of days of unutilized leave entitled at each balance sheet date.
Foreign Currency
s.	Foreign currency

The functional currency of Tata Communications India and its Indian subsidiaries is the Indian Rupee, whereas the functional currency of TCIPL and its subsidiaries and VSNL SNOSPV Pte Ltd. is the United States Dollar, the functional currency of SEPCO Group is South African Rands (ZAR) and that of all other subsidiaries and equity method investees, the currency in the country of incorporation.

Foreign currency transactions are converted into the functional currency at the exchange rates prevailing on the date of transaction. Foreign currency denominated monetary assets and liabilities are translated into functional currency using the exchange rates prevailing on the balance sheet dates. Gains and losses on translation of foreign currency denominated monetary assets and liabilities are included in determination of earnings except gains and losses on foreign currency intra-entity transaction that are of a long term investment nature are recorded in foreign currency translation reserve in accumulated other comprehensive income.

The financial statements of foreign subsidiaries and equity method investees are translated into Indian rupees for the purposes of consolidation as follows: income statement items are translated at the average exchange rates for the period; assets and liabilities are translated at the exchange rates prevailing on the balance sheet dates. Unrealized translation gains and losses are reported in accumulated other comprehensive income.

Operating Leases and Service Contracts
t.	Operating leases and service contracts

Purchase of capacity on specified cables for a stated period of time which is substantially lower than the economic lives of the cables are classified as operating lease, and recognized as expense on a straight-line basis over the contracted period.

Capacity purchase contracts which do not transfer the right to use any specific cable and do not identify capacity in specific cable, and under which the service provider can meet its obligation by routing the Company’s traffic utilizing capacity in any of its cable depending on availability are accounted as service contracts. Capacity expense under service contracts are recognized on a straight-line basis over the contract period.

Income Taxes
u.	Income taxes

Income tax expense comprises current income tax expense and changes in deferred tax assets and liabilities during the year.

Current income taxes:

Current income tax expense comprises taxes on income from operations in India and foreign tax jurisdictions. Income taxes payable in India is determined in accordance with the provisions of the Indian Income Tax Act of 1961. The current income tax expense for overseas subsidiaries has been computed based on the laws applicable to each entity in the jurisdiction in which that entity operates.

Advance taxes and liabilities for current income taxes are presented in the balance sheet after off-setting advance taxes and income taxes liabilities arising in the same tax jurisdiction pertaining to same financial year and where the Company intends to settle the asset and liability on a net basis.

Deferred income taxes:

Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, and unutilized business loss carry forwards. Deferred tax assets and liabilities are computed separately for each taxable entity in the consolidated enterprise and for each taxable jurisdiction. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. In assessing the likelihood of realization, management considers estimates of future taxable income, the character of income needed to realize future tax benefits, and all available evidence. The Company offsets deferred tax assets and deferred tax liabilities relating to taxes on income levied by the same governing tax authorities.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Uncertain tax positions are recognized using the more-likely-than-not threshold determined solely based on technical merits that the tax positions will sustain upon examination. Tax positions that met recognition threshold are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. Interest and penalties relating to uncertain tax positions are classified as income tax expense in the statement of operations and reduced from advance income taxes which are presented in the balance sheet under non-current assets. Interest income on repayment of income taxes is presented separately in the statement of operations as an element of non-operating income.

Earnings Per Share
v.	Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. The Company did not have any dilutive potential equity shares outstanding in any of the periods presented.

Employee Benefit Plans
w.	Employee benefit plans

A.	Domestic:

a)	Defined Contribution plan

•	Provident Fund

The Company makes contribution towards provident fund to a defined contribution retirement benefit plan for qualifying employees. The provident fund is administered by the Trustees of the Tata Communications Employees’ Provident Fund Trust. Under this scheme, the Company is required to contribute a specified percentage of payroll cost to fund the benefits which is expensed as incurred.

b)	Defined Benefit Plans

•	Gratuity

The Company makes annual contributions for Employee’s Gratuity scheme to a fund administered by trustees covering all eligible employees. The plan provides for lump sum payment to vested employees at retirement, death while in employment or on termination of employment, an amount equivalent to 15 days salary payable for each completed year of service or part thereof in excess of six months. Vesting occurs upon completion of five years of service. The Company accounts for the liability for gratuity benefits payable in future based on an actuarial valuation. The difference between the fair value of plan assets and benefit obligation recognized, is reported in the balance sheet as a net asset or liability.

•	Medical Benefit

The Company reimburses domiciliary and hospitalization expenses incurred by eligible and qualifying employees and their dependent family members not exceeding certain specified limits under the Tata Communications employee’s medical reimbursement scheme. The scheme provides for cashless hospitalization where the claims are directly settled / reimbursed by the Company. Tata Communications India account for the liability for medical benefits based on an actuarial valuation.

•	Pension Plan

Benefits under the pension plan covered by purchased annuity contracts are excluded from benefit obligations. On the date of purchase, the excess of the purchase price of the participating annuity contract over the price of an equivalent non participating annuity contract is recognized as an asset and is subsequently measured at fair value.

B.	International:

The Company’s defined benefit pension plans, covering certain employees, include a contributory plan, a non-contributory plan and a supplementary employee retirement plan (“SERP”). The benefits under the defined benefit plans are based on various factors, such as years of service and compensation. For certain employees, the Company also offers a non-pension post-retirement benefit plan covering retiree life insurance and health care coverage. In addition to these plans, there are defined contribution plans qualifying under Section 401(k) of the Internal Revenue Code for U.S. employees, a Registered Retirement Savings plan (“RRSP”) for Canadian employees, enabling qualified employees to contribute on a tax-deferred basis, and a Group Stakeholder Pension Plan (“GSPP”) for UK employees, enabling qualified employees to contribute on a tax-deferred basis.

The Company also has a defined contribution plan in South Africa under which it pays a fixed percentage of employees’ remuneration as contributions into a separate fund, and will have no further legal or constructive obligations to pay additional contributions if the fund does not hold sufficient assets to pay all employee benefits relating to employee services in the current and prior periods. Contributions to defined contribution plans in respect of services during a period are recognised as an employee benefit expense when they are due.

•	Actuarial gain (loss)

The corridor method is used to amortize actuarial gains and losses (such as changes in actuarial assumptions and experience gains and losses). Under the corridor method, amortization is recorded only if the accumulated net actuarial gains or losses exceed 10% of the greater of the projected benefit obligation and the value of the plan assets.

Fair Value Measurements
x.	Fair Value Measurements

Company measures the fair value of financial instruments in accordance with ASC 820-10 “Fair Value Measurement and Disclosure” which establishes the frame work for measuring fair value and also provides certain disclosure requirements. Primarily, AFS investment, derivative assets and liabilities are carried at fair value.

The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable and consists of the following three levels:

Level 1—Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3—Inputs which are unobservable reflecting internal assumptions are used in pricing assets or liabilities.

New Accounting Pronouncements
y.	New accounting pronouncements

In December 2011, the FASB issued ASU 2011-11 “Balance Sheet (Topic 201): Disclosure about Offsetting Assets and Liabilities”. The new accounting guidance requires entities to disclose information about offsetting and related arrangements to enable financial statement users to understand the effect of such arrangements on the statement of financial position as well as to improve comparability of balance sheets prepared under USGAAP and IFRS. Further in January 2013, the FASB issued ASU 2013-01 “Balance Sheet (Topic 201): Clarifying the scope of Disclosures about Offsetting Assets and Liabilities”. The amendments clarify that the scope of Update 2011-11 applies to derivatives instruments accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The new guidance as well as the clarification is effective for fiscal years beginning on or after January 1, 2013 and interim periods within those years. The Company is in the process of assessing the effect of adoption of ASU 2011-11 and ASU 2013-01 on the Company’s consolidated financial positions and results of operations.

In July 2012, the FASB issued ASU 2012-02 “Intangibles—Goodwill and Other (Topic 350): Testing indefinite-lived intangible assets for Impairment”. Under the revised guidance the entities testing impairment of indefinite-lived intangible assets other than goodwill have the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. Entities electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company is in the process of assessing whether or not to elect the option to evaluate the qualitative factors in future years.

In February 2013, the FASB issued ASU 2013-02 “Comprehensive Income (Topic 220)—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The new guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The new guidance is effective prospectively for reporting periods beginning after December 15, 2012. Other than the presentation changes that would be required by ASU 2013-02, the adoption of this ASU will not have a material impact on the Company’s consolidated financial positions and results of operations.

In February 2013, the FASB issued ASU 2013-04 “Liabilities (Topic 405)—Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date”. The guidance in this Update requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 and should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the Update’s scope that exist at the beginning of an entity’s fiscal year of adoption. The adoption of ASU 2013-04 will not have a material impact on the Company’s consolidated financial positions and results of operations.

Convenience Translation
z.	Convenience Translation

The consolidated financial statements have been expressed in Indian rupees (“ Rs. ”), the Company’s reporting currency. For the convenience of the readers in the United States of America the consolidated financial statements as of and for the year ended March 31, 2013 have been translated into US dollars at US$ 1.00 = Rs. 54.52 based on the certified foreign exchange rates published by Federal Reserve Bank of New York on March 31, 2013. Such convenience translation should not be construed as a representation that the Indian rupee amounts have been or could be converted into US dollars at this or at any other rate of exchange, or at all.